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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |_|             Amendment No.: _______
     This Amendment (Check only one):   |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Bayard D. Waring
Address: c/o Amelia Peabody Foundation
         One Hollis Street
         Wellesley, MA 02482

Form 13F File Number: 028-05999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Bayard D. Waring
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:


/s/ Bayard D. Waring            Gloucester, Massachusetts   May 8, 2007
-----------------------------

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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|_|  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   107

Form 13F Information Table Value Total:   $81,948 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File No.   Name

1.    28-05993            Philip B. Waring


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                                  BAYARD WARING
                           FORM 13F INFORMATION TABLE
                          QUARTER ENDED MARCH 31, 2007

           COLUMN 1                   COLUMN 2        COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8

                                                                VALUE   SHARES/ SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS       CUSIP   (X1000)  PRN AMT PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
Advanced Micro Devices         COMMON                007903107       2      150  SH      OTHER         1        150.00    0     0
ALLEGHENY TECHNOLOGIES INC     COMMON                01741R102    2134   20,000  SH      OTHER         1     20,000.00    0     0
AMERICAN CAP STRATEGIES LTD    COMMON                024937104    1551   35,000  SH      OTHER         1     35,000.00    0     0
AMERICAN CAPITAL STRATEGIES    COMMON                024937104     222    5,000  SH      OTHER         1      5,000.00    0     0
AMERICAN INTL GROUP INC        COMMON                026874107     168    2,500  SH      OTHER         1      2,500.00    0     0
AMERIGAS PARTNERS L P          UNIT LP INT           030975106    1796   55,000  SH      OTHER         1     55,000.00    0     0
ANADIGICS INC                  COMMON                032515108     177   15,000  SH      OTHER         1     15,000.00    0     0
Aqua America                   COMMON                03836W103       6      266  SH      OTHER         1        266.00    0     0
AT+T INC                       COMMON                00206R102    2366   60,000  SH      OTHER         1     60,000.00    0     0
BAKER HUGHES INC               COMMON                057224107     163   25,000  SH      OTHER         1     25,000.00    0     0
BANK AMER CORP                 COMMON                060505104     765   15,000  SH      OTHER         1     15,000.00    0     0
BHP BILLITON LTD               SPON ADR              088606108    1938   40,000  SH      OTHER         1     40,000.00    0     0
BHP BILLITON LTD               SPON ADR              088606108     194    4,000  SH      OTHER         1      4,000.00    0     0
BOEING CO                      COMMON                097023105    1334   15,000  SH      OTHER         1     15,000.00    0     0
BUCKEYE PARTNERS L P           UNIT LTD PARTN        118230101    1244   25,000  SH      OTHER         1     25,000.00    0     0
BURLINGTON NORTHN SANTA FE     COMMON                12189T104    2011   25,000  SH      OTHER         1     25,000.00    0     0
CAMECO CORP                    COMMON                13321L108    1638   40,000  SH      OTHER         1     40,000.00    0     0
CATERPILLAR INC                COMMON                149123101    1341   20,000  SH      OTHER         1     20,000.00    0     0
CHESAPEAKE ENERGY CORP COM     COMMON                165167107     154    5,000  SH      OTHER         1      5,000.00    0     0
CISCO SYS INC                  COMMON                17275R102    1277   50,000  SH      OTHER         1     50,000.00    0     0
CISCO SYSTEMS INC COM          COMMON                17275R102      89    3,500  SH      OTHER         1      3,500.00    0     0
CORNING INC COM                COMMON                219350105     114    5,000  SH      OTHER         1      5,000.00    0     0
DOW CHEM CO                    COMMON                260543103     229    5,000  SH      OTHER         1      5,000.00    0     0
DUKE ENERGY HLDG CORP          COMMON                26441C105    1623   80,000  SH      OTHER         1     80,000.00    0     0
DUKE ENERGY HOLDING CORP       COMMON                26441C105     101    5,000  SH      OTHER         1      5,000.00    0     0
DYNEGY INC NEW                 COMMON                26816Q101       2      180  SH      OTHER         1        180.00    0     0
EAGLE BULK SHIPPING INC        COMMON                Y2187A101      97    5,000  SH      OTHER         1      5,000.00    0     0
EMERSON ELEC CO                COMMON                291011104    1077   25,000  SH      OTHER         1     25,000.00    0     0
Enerplus Resources             COMMON                29274D604       8      200  SH      OTHER         1        200.00    0     0
ENERPLUS RESOURCES FUND        COMMON                29274D604    1478   35,000  SH      OTHER         1     35,000.00    0     0
Fording Canadian Coal          COMMON                345425102       7      300  SH      OTHER         1        300.00    0     0
FOSTER WHEELER LTD             COMMON                G36535139    2336   40,000  SH      OTHER         1     40,000.00    0     0
Frontline                      COMMON                G3682E127       5      150  SH      OTHER         1        150.00    0     0
GENERAL ELEC CO                COMMON                369604103     177    5,000  SH      OTHER         1      5,000.00    0     0
GENERAL ELECTRIC CO            COMMON                369604103     354   10,000  SH      OTHER         1     10,000.00    0     0
GREAT PLAINS ENERGY INC        COMMON                391164100    1136   35,000  SH      OTHER         1     35,000.00    0     0
Healthcare Realty Trust        COMMON                421946104       7      200  SH      OTHER         1        200.00    0     0
HEALTHCARE RLTY TR             COMMON                421946104    1119   30,000  SH      OTHER         1     30,000.00    0     0
HELIX ENERGY SOLUTIONS GROUP   COMMON                42330P107     186    5,000  SH      OTHER         1      5,000.00    0     0

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India Fund                     COMMON                454089103       4      100  SH      OTHER         1        100.00    0     0
ING GROEP N V                  SPON ADR              456837103    1956   46,219  SH      OTHER         1     46,219.00    0     0
ISHARES INC                    MSCI SING             464286673     804   65,000  SH      OTHER         1     65,000.00    0     0
ISHARES MSCI BRAZIL INDEX FUND COMMON                464286400     148    3,000  SH      OTHER         1      3,000.00    0     0
ISHARES MSCI SINGAPORE ETF     MSCI SING             464286673     186   15,000  SH      OTHER         1     15,000.00    0     0
ISHARES TR                     TRANS AVE IDA         464287192    1721   20,000  SH      OTHER         1     20,000.00    0     0
ISHARES TR                     S&P GLOBAL HLTHCARE   464287325     576   10,000  SH      OTHER         1     10,000.00    0     0
IShares Trust DJ US Healthcare COMMON                464287762      10      150  SH      OTHER         1        150.00    0     0
JOY GLOBAL INC COM             COMMON                481165108     129    3,000  SH      OTHER         1      3,000.00    0     0
JPMORGAN CHASE & CO            COMMON                46625H100     145    3,000  SH      OTHER         1      3,000.00    0     0
JPMORGAN CHASE + CO            COMMON                46625H100    1935   40,000  SH      OTHER         1     40,000.00    0     0
Kinder Morgan Energy Partners  COMMON                494550106       5      100  SH      OTHER         1        100.00    0     0
LAZARD GLB TTL RTN + INCM FD   COMMON                52106W103    1338   60,284  SH      OTHER         1     60,284.33    0     0
Lazard Global Total
Return & Income                COMMON                52106W103       9      400  SH      OTHER         1        400.00    0     0
LAZARD LTD                     SHS A                 G54050102    3262   65,000  SH      OTHER         1     65,000.00    0     0
LAZARD LTD A                   SHS A                 G54050102     151    3,000  SH      OTHER         1      3,000.00    0     0
MEMC ELECTR MATLS INC          COMMON                552715104    1817   30,000  SH      OTHER         1     30,000.00    0     0
MICROSOFT CORP                 COMMON                594918104     836   30,000  SH      OTHER         1     30,000.00    0     0
NASDAQ STOCK MARKET INC        COMMON                631103108     147    5,000  SH      OTHER         1      5,000.00    0     0
NOBLE CORPORATION
(CAYMAN ISLAND)                COMMON                G65422100     236    3,000  SH      OTHER         1      3,000.00    0     0
NOVARTIS AG                    SPON ADR              66987V109    2458   45,000  SH      OTHER         1     45,000.00    0     0
NOVARTIS AG SPONSORED ADR      SPON ADR              66987V109     164    3,000  SH      OTHER         1      3,000.00    0     0
ORACLE CORP COM                COMMON                68389X105      91    5,000  SH      OTHER         1      5,000.00    0     0
PENGROWTH ENERGY TR            COMMON                706902509     590   35,000  SH      OTHER         1     35,000.00    0     0
Penn West Energy Trust         COMMON                707885109       7      240  SH      OTHER         1        240.00    0     0
PERMIAN BASIN RTY TR           UNIT BENEFICIAL INTR  714236106     148   10,000  SH      OTHER         1     10,000.00    0     0
Pfizer                         COMMON                717081103       5      200  SH      OTHER         1        200.00    0     0
PFIZER INC                     COMMON                717081103     253   10,000  SH      OTHER         1     10,000.00    0     0
Powershares ETF Trust
Dynamic Utilities              COMMON                73935X591       6      300  SH      OTHER         1        300.00    0     0
PRAXAIR INC                    COMMON                74005P104     315    5,000  SH      OTHER         1      5,000.00    0     0
PRECISION DRILLING TR          COMMON                740215108     343   15,000  SH      OTHER         1     15,000.00    0     0
PRECISION DRILLING TRUST       COMMON                740215108     114    5,000  SH      OTHER         1      5,000.00    0     0
PROCTER AND GAMBLE CO          COMMON                742718109    2842   45,000  SH      OTHER         1     45,000.00    0     0
ProShares Trust Short
Dow 30 ETF                     COMMON                74347R701      10      150  SH      OTHER         1        150.00    0     0
PROVIDENT ENERGY TR            COMMON                74386K104     270   25,000  SH      OTHER         1     25,000.00    0     0
QUALCOMM INC                   COMMON                747525103    1067   25,000  SH      OTHER         1     25,000.00    0     0
QUALCOMM INC COM               COMMON                747525103     128    3,000  SH      OTHER         1      3,000.00    0     0
QUESTAR CORP                   COMMON                748356102    2230   25,000  SH      OTHER         1     25,000.00    0     0
Rayonier, Inc                  COMMON                754907103       8      187  SH      OTHER         1        187.00    0     0
SCHLUMBERGER LTD               COMMON                806857108    2073   30,000  SH      OTHER         1     30,000.00    0     0
Senior Housing Prop            COMMON                81721M109       7      300  SH      OTHER         1        300.00    0     0
SENIOR HSG PPTSY TR            SH BEN INT            81721M109    1195   50,000  SH      OTHER         1     50,000.00    0     0
Ship Finance                   COMMON                G81075106       9      323  SH      OTHER         1        323.00    0     0
SHIP FINANCE INTL              COMMON                G81075106    1234   45,000  SH      OTHER         1     45,000.00    0     0
SPECTRA ENERGY CORP            COMMON                847560109    1051   40,000  SH      OTHER         1     40,000.00    0     0
STREETTRACKS GOLD TR           GOLD SHS              863307104     329    5,000  SH      OTHER         1      5,000.00    0     0
STREETTRACKS GOLD TRUST        GOLD SHS              863307104     197    3,000  SH      OTHER         1      3,000.00    0     0

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Streettracks Gold Trust        GOLD SHS              863307104       7      100  SH      OTHER         1        100.00    0     0
SUNCOR ENERGY INC              COMMON                867229106    2672   35,000  SH      OTHER         1     35,000.00    0     0
TAIWAN SEMICNDCTR MFG CO LTD   SPON ADR              874039100      71    6,649  SH      OTHER         1      6,649.00    0     0
Taiwan Semiconductor Mfg - ADR SPON ADR              874039100       7      617  SH      OTHER         1        617.00    0     0
TAIWAN SEMICONDUCTOR MFG CO    SPON ADR              874039100     111   10,299  SH      OTHER         1     10,299.00    0     0
Teco Energy                    COMMON                872375100       7      400  SH      OTHER         1        400.00    0     0
TECO ENERGY INC                COMMON                872375100     947   55,000  SH      OTHER         1     55,000.00    0     0
TEXAS INSTRS INC               COMMON                882508104     903   30,000  SH      OTHER         1     30,000.00    0     0
THERMO FISHER SCIENTIFIC INC
N/C FROM THERMO ELECTRON
CORP 11/21/06                  COMMON                883556102     234    5,000  SH      OTHER         1      5,000.00    0     0
TRANSCANADA CORP               COMMON                89353D107     333   10,000  SH      OTHER         1     10,000.00    0     0
TRANSCANADA CORP COM           COMMON                89353D107     166    5,000  SH      OTHER         1      5,000.00    0     0
TRANSOCEAN INC                 COMMON                G90078109    1634   20,000  SH      OTHER         1     20,000.00    0     0
UBS AG                         COMMON                H89231338    2674   45,000  SH      OTHER         1     45,000.00    0     0
UNITED TECHNOLOGIES CORP       COMMON                913017109    2925   45,000  SH      OTHER         1     45,000.00    0     0
UNITEDHEALTH GROUP INC         COMMON                91324P102    1854   35,000  SH      OTHER         1     35,000.00    0     0
UNITEDHEALTH GROUP INC         COMMON                91324P102     185    3,500  SH      OTHER         1      3,500.00    0     0
USG CORP (NEW)                 COMMON                903293405     140    3,000  SH      OTHER         1      3,000.00    0     0
VALERO ENERGY CORP             COMMON                91913Y100    1612   25,000  SH      OTHER         1     25,000.00    0     0
VALERO ENERGY CORP (NEW) COM   COMMON                91913Y100     193    3,000  SH      OTHER         1      3,000.00    0     0
VERIZON COMMUNICATIONS         COMMON                92343V104    2086   55,000  SH      OTHER         1     55,000.00    0     0
Wisdomtree Trust Europe
Smallcap Dividend              COMMON                97717W869       2       30  SH      OTHER         1         30.00    0     0
                                                                81,948